Derivatives (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Values of Derivatives Instruments Designated as Hedge Instruments

The following table provides data about the fair values of derivatives that are designated as hedge instruments:

		December 31,
Derivatives Designated as Hedging Instruments	Balance Sheet Location	2016	2015
		(in thousands)
Short-term - Interest rate swaps	Accrued expenses	$(3,838)	$(5,899)
Long-term - Interest rate swaps	Other long-term liabilities	(84)	(238)
Short-term - Foreign currency forward contracts	Accrued expenses	—	(1,584)
Total		$(3,922)	$(7,721)

Cash Flow Hedge Gains and Losses

The following table summarizes the cash flow hedge gains and losses:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Other Comprehensive Income (“OCI”) for the Year Ended December 31,					Loss Reclassified from Accumulated OCI into Income for the Year Ended December 31,					Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing) for the Year ended December 31,
	2016		2015		2014	2016		2015		2014	2016		2015		2014
	(in thousands)
Interest rate swaps	$2,713		$(1,701)		$(11,085)	$8,798		$10,440		$7,737	$—		$—		$—
Foreign currency forward contracts	$1,584	$ -	$(1,584)	$ -	$(563)	$—	$ -	$—	$ -	$—	$—	$ -	$(296)	$ -	$—